Other expense, net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Expense, Net
Other expense, net consisted of the following gains (losses):

	Year ended December 31,
(in millions)	2017	2016	2015
Pension mark to market loss (1)	$(3.8)	$(68.6)	$(21.1)
Pension curtailment and settlement gains (1)	$9.7	$1.3	$4.0
Non-operating retirement benefits (1)	$9.9	$15.3	$26.8
Foreign currency transactions	$(4.6)	$(0.6)	$(0.8)
Foreign currency denominated loans revaluation	(17.9)	(13.7)	8.9
Undesignated foreign currency derivative instruments (1)	0.3	(1.8)	(4.8)
Undesignated interest rate swap contracts (2)	(2.2)	10.1	2.0
Ineffective portion of cash flow hedges (2)	—	—	(0.4)
Loss due to discontinuance of cash flow hedges (2)	—	—	(7.5)
Debt refinancing costs (3)	(5.3)	—	(16.5)
Other	(3.5)	(0.1)	(4.1)
Total other expense, net	$(17.4)	$(58.1)	$(13.5)

(1)	Refer to “Note 8: Employee benefit plans” for more information.

(2)	Refer to “Note 17: Derivatives” for more information.

(3)	Refer to “Note 15: Debt” for more information.